Consolidated balance sheet (Parenthetical) - shares shares in Millions	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common shares issued (in shares)	1,037	1,018
Common shares outstanding (in shares)	1,037	1,018